Quarterly Holdings Report
for

Fidelity® SAI International SMA Completion Fund

January 31, 2021

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

ISM-QTLY-0321
1.9893102.101

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.3%
	Shares	Value
Belgium - 1.3%
UCB SA	46,057	$4,779,924
Canada - 4.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	334,555	10,203,437
Constellation Software, Inc.	5,749	7,003,462
Topicus.Com, Inc. (a)(b)	11,281	42,454

TOTAL CANADA		17,249,353

Denmark - 4.8%
ORSTED A/S (c)	92,731	17,657,716
France - 10.0%
Amundi SA (c)	98,230	7,319,311
Capgemini SA	27,948	4,052,997
Edenred SA	115,324	6,265,626
SR Teleperformance SA	57,162	18,743,489

TOTAL FRANCE		36,381,423

Germany - 10.4%
Allianz SE	54,927	12,432,800
Hannover Reuck SE	77,627	12,058,143
Scout24 AG (c)	44,553	3,449,493
Vonovia SE	150,873	10,095,689

TOTAL GERMANY		38,036,125

India - 7.4%
HDFC Bank Ltd. sponsored ADR (a)	183,027	13,196,247
Infosys Ltd. sponsored ADR	810,181	13,675,855

TOTAL INDIA		26,872,102

Indonesia - 3.1%
PT Bank Central Asia Tbk	2,764,208	6,659,318
PT Bank Rakyat Indonesia Tbk	16,124,673	4,804,072

TOTAL INDONESIA		11,463,390

Ireland - 5.2%
Kerry Group PLC Class A	42,796	5,811,536
Kingspan Group PLC (Ireland) (a)	195,453	13,282,751

TOTAL IRELAND		19,094,287

Italy - 1.2%
Recordati SpA	84,771	4,394,771
Japan - 30.5%
Itochu Corp.	417,653	11,952,025
Keyence Corp.	47,374	25,390,962
Minebea Mitsumi, Inc.	863,018	19,106,771
Misumi Group, Inc.	179,835	5,845,990
Nabtesco Corp.	131,097	5,863,664
Nitori Holdings Co. Ltd.	67,405	13,378,681
Recruit Holdings Co. Ltd.	250,986	10,917,245
Tsuruha Holdings, Inc.	79,076	10,508,740
Welcia Holdings Co. Ltd.	253,365	8,611,193

TOTAL JAPAN		111,575,271

Luxembourg - 3.0%
B&M European Value Retail SA	1,513,649	11,099,653
Norway - 4.0%
Schibsted ASA (A Shares)	383,266	14,488,449
Spain - 2.5%
Cellnex Telecom SA (c)	157,869	9,255,323
Sweden - 3.2%
Indutrade AB	569,511	11,708,769
Switzerland - 1.0%
Sika AG	12,761	3,472,654
TOTAL COMMON STOCKS
(Cost $252,791,309)		337,529,210

Money Market Funds - 7.1%
Fidelity Cash Central Fund 0.09% (d)
(Cost $25,852,993)	25,847,824	25,852,993
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $278,644,302)		363,382,203
NET OTHER ASSETS (LIABILITIES) - 0.6%(e)		2,131,140
NET ASSETS - 100%		$365,513,343

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	180	March 2021	$19,039,500	$(564,455)	$(564,455)

The notional amount of futures purchased as a percentage of Net Assets is 5.2%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $37,681,843 or 10.3% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Includes $972,260 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,195
Total	$3,195

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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